MONARCH PROCAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	EQUITY - 60.8%
155,844	Consumer Staples Select Sector SPDR Fund	$ 12,029,598
85,114	Health Care Select Sector SPDR Fund	11,832,548
151,825	Materials Select Sector SPDR Fund	12,563,519
310,074	Real Estate Select Sector SPDR Fund	12,167,304
165,964	Utilities Select Sector SPDR Fund	11,854,809
		60,447,778
	FIXED INCOME - 38.7%
390,974	iShares Core U.S. Aggregate Bond ETF	38,428,834

	TOTAL EXCHANGE-TRADED FUNDS (Cost $96,136,954)	98,876,612

	TOTAL INVESTMENTS - 99.5% (Cost $96,136,954)	$ 98,876,612
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	460,707
	NET ASSETS - 100.0%	$ 99,337,319

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt